PRUDENTIAL INVESTMENTS FUNDS
TARGET FUNDS

Supplement dated May 16, 2014
to the Currently Effective Statement of Additional Information of the Funds Listed Below

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M. Sadiq Peshimam, formerly Assistant Treasurer, has been appointed as the Treasurer and Principal Financial and Accounting Officer of each of the Prudential Investments Funds and the Target Funds. Mr. Peshimam has been a Vice President of Prudential Investments LLC since 2005. All references and information pertaining to Grace C. Torres are hereby deleted.

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Investment Company Name	Fund / Series Name
The Prudential Investment Portfolios, Inc.	Prudential Asset Allocation Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Moderate Allocation Fund
Prudential Growth Allocation Fund
Prudential Investment Portfolios 2	Prudential Core Taxable Money Market Fund
Prudential Core Short-Term Bond Fund
Prudential Investment Portfolios 3	Prudential Strategic Value Fund
Prudential Jennison Select Growth Fund
Prudential Real Assets Fund
Prudential Jennison Market Neutral Fund
Prudential Investment Portfolios 4	Prudential Muni High Income Fund
Prudential Investment Portfolios 5	Prudential Jennison Conservative Growth Fund
Prudential Small-Cap Value Fund
Prudential Jennison Rising Dividend Fund
Prudential Investment Portfolios 6	Prudential California Muni Income Fund
Prudential Investment Portfolios 7	Prudential Jennison Value Fund
Prudential Investment Portfolios 8	Prudential Stock Index Fund
Prudential Investment Portfolios 9	Prudential Large-Cap Core Equity Fund
Prudential International Real Estate Fund
Prudential Absolute Return Bond Fund
Prudential Investment Portfolios, Inc. 10	Prudential Mid-Cap Value Fund
Prudential Jennison Equity Income Fund
Prudential Investment Portfolios 12	Prudential Global Real Estate Fund
Prudential US Real Estate Fund
Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund
Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential Investment Portfolios 16	Prudential Defensive Equity Fund
Target Conservative Allocation Fund
Prudential Investment Portfolios, Inc. 17	Prudential Total Return Bond Fund
Prudential Short Duration Multi-Sector Bond Fund
Prudential Investment Portfolios 18	Prudential Jennison 20/20 Focus Fund
Prudential Jennison MLP Fund
Prudential MoneyMart Assets, Inc.
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Jennison Small Company Fund, Inc.
Prudential World Fund, Inc.	Prudential International Equity Fund
Prudential International Value Fund

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Prudential Emerging Markets Debt Local Currency Fund
Prudential Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund
Prudential Jennison Global Infrastructure Fund
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Sector Funds, Inc.	Prudential Financial Services Fund
Prudential Jennison Health Sciences Fund
Prudential Short-Term Corporate Bond Fund, Inc.	Prudential Jennison Utility Fund

The Target Portfolio Trust	Small Capitalization Value Portfolio
Small Capitalization Growth Portfolio
Large Capitalization Value Portfolio
Large Capitalization Growth Portfolio
International Equity Portfolio
Mortgage-Backed Securities Portfolio
Total Return Bond Portfolio
Intermediate-Term Bond Portfolio

The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10
The Prudential Variable Contract Account-11

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